Summary of Significant Accounting Policies - Schedule of basic and diluted net loss per ordinary share (Detail) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$ 4,863		$ 4,846	$ 9,673
Redeemable Net Earnings	$ 4,863		$ 4,846	$ 9,673
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted (in Shares)	32,000,000		31,553,191	32,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares (in Dollars per share)	$ 0.00		$ 0.00	$ 0.00
Numerator: Net Loss minus Redeemable Net Earnings
Net loss	$ (1,059,094)	$ (23,560,263)	$ (12,341,951)	$ (24,619,357)
Redeemable Net Earnings	(4,863)		(4,846)	(9,673)
Non-Redeemable Net Loss	$ (1,063,957)		$ (12,346,797)	$ (24,629,030)
Denominator Weighted Average NonRedeemable Class B Ordinary Shares [Abstract]
Non-Redeemable Class B Ordinary Shares, Basic and Diluted (in Shares)	8,000,000		7,732,484	8,000,000
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares (in Shares)	(0.13)		(1.60)	(3.08)